FINANCIAL RISK MANAGEMENT - Currency Risk (Details) - Foreign currency contracts - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in currency rate	10.00%	10.00%	10.00%
Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
€ Strengthens Against US$	$ 81	$ 92	$ 127
€ Weakens Against US$	$ (89)	$ (101)	$ (139)